Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Examination [Line Items]
Income tax benefit/(expense)			$ (3,468)	$ 982	$ (3,551)
Tax reform
Income Tax Examination [Line Items]
Income tax benefit/(expense)			2,837
Non-deductible expense			722
Tax reform | Tax Asset
Income Tax Examination [Line Items]
Increase / (decrease) in derferred income tax			(168)
Tax reform | Tax Liability
Income Tax Examination [Line Items]
Income tax benefit/(expense)			$ 3,005
Argentina
Income Tax Examination [Line Items]
Corporate income tax rate			35.00%	35.00%	35.00%
Income tax benefit/(expense)			$ 3,772	$ (544)	$ 3,975
Argentina | Tax reform
Income Tax Examination [Line Items]
Corporate income tax rate	25.00%	30.00%
Brazil
Income Tax Examination [Line Items]
Corporate income tax rate			34.00%
Paraguay
Income Tax Examination [Line Items]
Corporate income tax rate			10.00%
Income tax benefit/(expense)			$ (304)	$ (438)	$ (424)